COMBINED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net Income (Loss)	$ 501	$ (112)	$ 7
Non-cash items affecting net income
Premiums Received In Kind	151	(230)	0
Other Depreciation and Amortization	(34)	0	0
Unrealized Loss (Gain) on Investments	153	(47)	(5)
Fair Value Adjustment of Warrants	0	75	0
Financing Receivable, Allowance for Credit Loss	83	16	0
Gain (Loss) on Sale of Mortgage Loans	(239)	(8)	0
Interest Credited to Policy Owner Account	(736)	86	(53)
Deferred income taxes	22	(25)	2
Changes in operating assets and liabilities:
Increase (Decrease) in Liability for Claims and Claims Adjustment Expense Reserve	2,024	7,152	457
Increase (Decrease) in Withheld Reinsurance Funds	(962)	(4,650)	12
Increase (Decrease) in Life Insurance Liabilities	(382)	(776)	0
Increase (Decrease) in Reinsurance Payables	50	22	10
Increase (Decrease) in Unearned Premiums	(7)	0	0
Accrued Investment Income Receivable	(223)	0	0
Increase (Decrease) in Operating Capital	243	185	(4)
Net Cash Provided by (Used in) Operating Activities	644	1,688	426
Investing activities
Payments to Acquire Businesses, Net of Cash Acquired	(4,086)	0	0
Payments to Acquire Interest in Joint Venture	(695)	0	0
Payments for (Proceeds from) Investments	233	0	0
Purchase of investments
Payments to Acquire Marketable Securities	(10,280)	(4,416)	(971)
Payments to Acquire Equity Securities, FV-NI	(1,981)	(879)	0
Payment for Acquisition, Loan and Lease, Held-for-Investment	(1,398)	(185)	0
Payments to Acquire Real Estate and Real Estate Joint Ventures	(16)	0	0
Payments to Acquire Loans Receivable	(1,537)	(512)	(4)
Payments to Acquire Short-Term Investments	(6,583)	0	0
Proceeds from sales and maturities of investments
Payments for (Proceeds from) Available-for-Sale Securities, Short-Term	11,882	2,001	561
Proceeds from Sale of Held-to-Maturity Securities	500	21	1
Payments to Acquire Mortgage Servicing Rights (MSR)	916	18	0
Proceeds from Distributions Received from Real Estate Partnerships	21	0	0
Proceeds from Sale, Loan, Other, Held-for-Sale	58	36	2
Proceeds from Short-Term Debt	7,957	0	0
Payments to Acquire Held-to-Maturity Securities	(66)	(133)	0
Proceeds from Sale, Maturity and Collection of Investments	191	79	0
Payments to Acquire Furniture and Fixtures	(24)	(1)	(1)
Proceeds from Sale of Other Property, Plant, and Equipment	5	0	0
Increase (Decrease) in Cash Collateral for Borrowed Securities	8	0	0
Other Increase in Cash Flows From Investing Activities	17	0	0
Net Cash Provided by (Used in) Investing Activities	(4,878)	(3,971)	(412)
Financing activities
Issuances	450	1,410	13
Proceeds From The Issuance Of Preferred Equity	2,512	0	0
Payments for Repurchase of Common Stock	(6)	(8)	0
Payments to Noncontrolling Interests	(5)	0	0
Proceeds from Related Party Debt	258	960	0
Repayments of Related Party Debt	(633)	(582)	0
Proceeds from Debt, Net of Issuance Costs	5,206	693	0
Repayments of Other Debt	(2,239)	0	0
Borrowings issued to reinsurance entities	50	167	0
Repayment of borrowings issued to reinsurance entities	(100)	0	0
Policyholders’ account deposits	1,407	0	0
Policyholders’ account withdrawals	(896)	0	0
Payments of Debt Issuance Costs	(10)	0	0
Proceeds from repurchase agreement	388	464	222
Repayments of repurchase agreement	(388)	(464)	(222)
Net Cash Provided by (Used in) Financing Activities	5,994	2,640	13
Cash and cash equivalents
Cash and cash equivalents, beginning of year	393	35	13
Net change during the year	1,760	357	27
Foreign exchange on cash balances held in foreign currencies	(8)	1	(5)
Cash and cash equivalents, end of year	2,145	393	35
Supplementary cash flow disclosures
Cash interest paid	85	8	0
Cash taxes paid	52	0	0
Dividends and interest income received	$ 514	$ 53	$ 27